One Financial Way

Cincinnati, Ohio 45242

Telephone: 513-794-6100

VIA EDGAR TRANSMISSION

May 21, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AuguStar Variable Account A ("Registrant")
AuguStar Life Insurance Company ("Depositor")
Certification Pursuant to Rule 497(j) of the Securities Act of 1933
(Investment Company Act Number 811-1978)
(Central Index Key 0000073981)

PRODUCT NAME	FILE NUMBER
StarStream	333-290558

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 433-5690.

Very truly yours,

/s/ Manda Ghaferi

Manda Ghaferi

General Counsel